Prepayments and other receivables	12 Months Ended
Dec. 31, 2021
Prepayments And Other Receivables
Prepayments and other receivables

16.	Prepayments and other receivables

	2021	2020
	€’000	€’000
Prepayments (1)	4,575	1,662
VAT recoverable	3,564	544
Other receivables	333	—
Prepayments and other receivables	8,472	2,206

(1)	Prepayments mostly consist of advance payments to vendors for payments relating to inventory and assets under construction ahead of receipt.

Information about the Group’s exposure to credit risk and impairment losses for trade and other receivables is included in note 20 (c).